Parent entity information - Statement of financial position (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of parent entity information [line items]
Total current assets	$ 10,653	$ 7,515
Total assets	23,063	21,177
Total current liabilities	5,067	1,900
Total liabilities	8,938	6,982
Equity
Contributed equity	48,781	36,642
Other contributed equity	464	464
Reserves	1,066	2,037
Accumulated losses	(36,186)	(24,948)
Total equity	14,125	14,195	$ 19,242	$ 25,338
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	9,703	7,015
Total assets	22,113	20,677
Total current liabilities	1,522	213
Total liabilities	5,393	5,295
Equity
Contributed equity	48,781	36,641
Other contributed equity	464	464
Reserves	1,521	2,489
Accumulated losses	(34,046)	(24,212)
Total equity	$ 16,720	$ 15,382